Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ (76,450)	$ (64,390)
Finite-Lived Intangible Assets, Net	107,876
Intangible Assets, Gross (Excluding Goodwill)	213,896	213,006
Intangible Assets, Net (Excluding Goodwill)	137,446	148,616
Intellectual Property [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	52,214	51,832
Finite-Lived Intangible Assets, Accumulated Amortization	(17,211)	(13,995)
Finite-Lived Intangible Assets, Net	35,003	37,837
Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	115,303	115,078
Finite-Lived Intangible Assets, Accumulated Amortization	(47,740)	(39,437)
Finite-Lived Intangible Assets, Net	67,563	75,641
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	7,709	7,600
Finite-Lived Intangible Assets, Accumulated Amortization	(2,399)	(1,858)
Finite-Lived Intangible Assets, Net	5,310	5,742
Permits [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9,100	9,100
Finite-Lived Intangible Assets, Accumulated Amortization	(9,100)	(9,100)
Finite-Lived Intangible Assets, Net	0	0
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
IndefiniteLived Intangible Assets (Excluding Goodwill), Gross	3,900	3,900
Indefinite Lived Intangible Assets Excluding Goodwill Net	3,900	3,900
Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	184,326	183,610
Finite-Lived Intangible Assets, Accumulated Amortization	(76,450)	(64,390)
Finite-Lived Intangible Assets, Net	107,876	119,220
Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
IndefiniteLived Intangible Assets (Excluding Goodwill), Gross	25,670	25,496
Indefinite Lived Intangible Assets Excluding Goodwill Net	$ 25,670	$ 25,496